EXPLORATION AND EVALUATION ASSETS (Table)	12 Months Ended
Jan. 31, 2019
Exploration And Evaluation Assets
Sechudle of acquisition and exploration expenditures

The Company has accumulated the following acquisition and exploration expenditures:

	Robertson Property	Ruf & Norma Sass Claims	Eagle & JDN Claims	Robertson Royalty Interest	Total

Balance, January 31, 2017	$19,111,111	$132,554	$14,692	$1	$19,258,358

Exploration costs during the year:
Consulting	25,717	-	-	-	25,717
Drilling	-	-	8,143	-	8,143
Lease payments	5,168	-	-	-	5,168
Royalties	-	22,664	-	-	22,664
Taxes, licenses and permits	7,129	7,377	14,417	-	28,923
Proceeds from sale of mineral property (Note 5)	(19,149,126)	-	-	1	(19,149,125)

Balance, January 31, 2018	$-	$162,595	$37,252	$1	$199,848

Exploration costs during the year:
Drilling	-	8,823	-	-	8,823
Royalties	-	4,695	-	-	4,695
Taxes, licenses and permits	-	7,836	15,685	-	23,521

Balance, January 31, 2019	$-	$183,949	$52,937	$1	$236,887